26. OTHER OPERATING INCOME (EXPENSES), NET (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Operating Income Expenses Net
Recovery of expenses	[1]	R$ 408,161	R$ 1,293,623	R$ 285,309
Provision reversal		73,361	16,638	27,920
Scrap sales		12,204	12,494	14,724
Provision for civil and tax risks	[2]	(68,295)	(395,389)	(18,013)
Other employees benefits		(27,741)	(13,500)	(25,037)
Insurance claims costs		(8,762)	(19,830)	(9,436)
Gains (losses) on the disposal of non-financial assets		(40,220)	(10,786)	(59,633)
Employee participation and bonuses		(283,065)	(269,755)	(47,025)
Demobilization expenses		(19,988)	(48,251)	(42,696)
Expected credit losses in other receivables		(989)		(2,664)
Impairment of investments		(62,090)	(21,751)
Restructuring plan				17,781
Other	[3]	(32,318)	(319,109)	86,357
OTHER OPERATING INCOME (EXPENSES), NET		R$ (49,742)	R$ 224,384	R$ 19,311

[1]	Includes recovery of taxes in the amount of R$293,789 for the year ended on December 31, 2020, mainly referring to PIS and COFINS taxes on marketing, rebates and benefit expenses. Additionally, are included the effects of the final decision related to exclusion of ICMS from the PIS and COFINS calculation basis from Eleva in the amount of R$40,086 (note 9). For the year ended on December 31, 2019, includes the effects of the final decision related to the exclusion of ICMS from the PIS and COFINS calculation base of R$1,185,386.
[2]	For the year ended on December 31, 2019, includes the effects of the tax contingency on ICMS credit in the basic food basket products of R$358,935.
[3]	Includes cost with investigations (note 1.2) and expenses with class action agreement (note 1.3) in the first quarter of 2020.